Vanguard Target Retirement 2035 Fund Investment Strategy - Investor Prospectus [Member] - Vanguard Target Retirement 2035 Fund	Sep. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund invests in a mix of Vanguard mutual funds (the “Underlying Funds”) according to an asset allocation strategy designed for investors planning to retire and leave the workforce in or within a few years of 2035 (the “Target Year”). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the Target Year. The Fund’s asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2035, the Fund’s asset allocation should become similar to that of Vanguard Target Retirement Income Fund. As of September 30, 2025, the Fund’s allocation among the underlying asset classes was approximately:• U.S. stocks41.0%• Foreign stocks27.6%• U.S. fixed income securities21.8%• Foreign fixed income securities9.0%The Fund’s asset allocation may be affected by a variety of factors, such as whether the Underlying Funds are accepting additional investments. The Fund’s indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.The Fund’s indirect fixed income holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by the advisor to minimize foreign currency exposure).